Revenue (Details) - Schedule of Revenue Expected to be Recognised in the Future Related to Performance Obligations - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Revenue Expected To Be Recognised In The Future Related To Performance Obligations Abstract
Undelivered vehicles and service plans	£ 18,853	£ 19,374